Expense Example {- Fidelity Freedom Blend 2065 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2065 Fund - Premier Class	Jun. 07, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368